Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of adjusted EBITA and a reconciliation from the segment adjusted EBITA to total operating profit (loss) and total depreciation expenses of property and equipment and right-of-use assets by segment

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues:
China Mobility	175,033,586	185,740,797	201,915,152
International	7,842,151	11,042,880	14,946,690
Other Initiatives	9,504,181	10,014,954	9,839,591
Total segment revenues	192,379,918	206,798,631	226,701,433
Adjusted EBITA:
China Mobility	5,321,865	9,183,062	12,350,648
International	(2,301,074)	(1,846,299)	(6,050,039)
Other Initiatives	(5,105,757)	(3,009,629)	(2,629,369)
Total Adjusted EBITA	(2,084,966)	4,327,134	3,671,240
Share‑based compensation expenses	(2,589,593)	(2,252,738)	(1,963,506)
Amortization of intangible assets(i)	(1,003,282)	(138,831)	(37,783)
Gain or loss from the disposal or deemed disposal of subsidiaries	2,839,384	6,874	(2,052)
Provision for the shareholder class action lawsuit	—	—	(5,297,364)
Total operating profit (loss)	(2,838,457)	1,942,439	(3,629,465)
(i)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

China Mobility	563,496	413,152	401,376
International	160,594	171,012	172,659
Other Initiatives	3,097,835	2,442,072	2,249,881
Total depreciation of property and equipment and right-of-use assets	3,821,925	3,026,236	2,823,916